Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,328,000
Previously Paid Amount	0
Total Fee Amount	1,428.12
Total Offset Amount	0
Net Fee	$ 1,428.12